Other non-current financial assets (Tables)	12 Months Ended
Mar. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of Reconciliation of Other Non-Current Financial Assets

(EUR thousand)	For the financial year ended March 31
Other non-current financial assets	2023	2022
Opening balance as of April 1	13,313	13,123
Additions	4,149	3,759
Reclassifications	(3,305)	(688)
Share of joint venture losses on loan receivable	—	(562)
Impairment charge/reversal	130	(2,390)
Exchange differences	(80)	71
Closing balance as of March 31	14,207	13,313